Loans payable - Components (Q1) (Details) - USD ($) $ in Thousands		3 Months Ended			12 Months Ended
	Aug. 05, 2022	Mar. 31, 2023		Mar. 31, 2022	Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Loans payable
Loan payable, beginning of period		$ 28,941		$ 29,844	$ 29,844		$ 13,624
Contributions					0		16,786
Payments		(881)		(13)	(21,511)		(31)		$ 0
Interest and final fee		0			1,808		0
Foreign exchange (gain) loss		46			(1,903)		(167)
Loan payable, end of period		28,106			28,941		29,844		13,624
Discount
Discount, beginning of period		(19,459)		$ (17,391)	(17,391)		(11,948)
Interest expense		437			2,483		1,728
Non-cash interest income from SIF		0			(5,673)		0
Foreign exchange (gain) loss		(34)			1,122		(4)
Discount, end of period		(19,056)			(19,459)		(17,391)		$ (11,948)
Total loans payable		9,050			9,482		12,453
Current portion of operating lease liabilities		790			1,671		220
Loans payable, noncurrent		8,260			7,811		12,233
Other notes payable | Venture Loan
Loans payable
Contributions		0			20,000		0
Payments	$ (21,800)	0			(21,808)		0
Other notes payable | Other Loans
Loans payable
Payments		(881)	[1]		(1,893)	[1],[2]	(399)	[2]
Other notes payable | Directors and Officers Insurance financing
Loans payable
Contributions		0			2,893		0
Payments		$ (900)			(1,500)
Discount
Total loans payable					1,400
Other notes payable | TPC Government Loans
Loans payable
Payments					$ (400)		$ (400)

[1]	For the three months ended March 31, 2023, the Company paid $0.9 million for Directors and Officers Insurance. For the year ended December 31, 2022, the Company paid $1.5 million for Directors and Officers Insurance and $0.4 million for the repayment of the Technology Partnerships Canada loan.
[2]	For the year ended December 31, 2022, the Company paid $1.5 million for Directors and Officers Insurance and $0.4 million for the repayment of the TPC government loans. For the year ended December 31, 2021, the Company paid $0.4 million for the TPC government loan.